Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] Common Class A and B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Translation Adjustments [Member]	AOCI Attributable to Parent [Member]	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Total	Subscription Receivable [Member]
Balance – March 31, 2021 at Mar. 31, 2020	$ 3,248	$ 1,000	$ 349		$ 13,607	$ 38,871,057	$ 11,785	$ (1,532,355)	$ (33,992,697)					$ 3,261,589	$ (114,405)
Balance, shares at Mar. 31, 2020	32,478,750	10,000,000	3,490,000		136,072,386
Repurchase and retirement of common stock					$ (1,750)	(897,750)								(899,500)
Repurchase and retirement of common stock, shares					(17,500,000)
Currency translation adjustments
Net loss									(1,235,021)					$ (1,235,021)
Common stock issued for cash, shares														38,300,000
Conversions or retirements of preferred stock	$ (2,175)	$ (1,000)	$ (26)		$ 3,201
Conversions or retirements of preferred stock, shares	(21,750,000)	(10,000,000)	(260,000)		32,010,000								260,000
Stock-based compensation expense						2,201,004								2,201,004
Stock warrants exercised					$ 783	(570,177)	(23,029)							(592,423)
Stock warrants exercised, shares					7,827,247
Common stock issued for cash					$ 3,000	5,397,000			(2,400,000)					3,000,000
Common stock issued for cash, shares					30,000,000
Common stock issued upon settlement of litigation					$ 1,000	399,000								400,000
Common stock issued upon settlement of litigation, shares					10,000,000
Preferred stock retired	$ (563)					563
Preferred stock retired, shares	(5,628,750)
Common stock redeemed upon settlement of stockholder litigation					$ (3,831)	(1,528,524)		1,532,355
Common stock redeemed upon settlement of stockholder litigation, shares					(38,308,864)
Proceeds from common stock warrants exercised							23,390							23,390
Subscription receivable impaired						(114,405)									114,405
Balance – March 31, 2022 at Mar. 31, 2021	$ 510		$ 323	$ 16,010	$ 16,010	43,757,768	12,146		(37,627,718)					6,159,039
Balance, shares at Mar. 31, 2021	5,100,000		3,230,000	160,100,769	160,100,769
Currency translation adjustments										(94,887)				(94,887)
Net loss									(13,202,933)					(13,202,933)
Common stock issued for cash				$ 5,000		5,245,000			(2,250,000)					3,000,000
Common stock issued for cash, shares				50,000,000
Common stock issued for deferred financing costs and prepaid interest on debt				$ 2,700		6,477,300			(1,080,000)					5,400,000
Common stock issued for deferred financing costs and prepaid interest on debt, shares				27,000,000
Conversions or retirements of preferred stock	$ (200)		$ (1)	$ 1		200
Conversions or retirements of preferred stock, shares	(2,000,000)		(10,000)	10,000
Issuance of debt with beneficial conversion feature and in-the-money stock warrant, net of tax						21,330,000								21,330,000
Expiration of common stock puts									177,879					177,879
Stock-based compensation expense						280,000								280,000
Stock warrants exercised				$ 181		148,451								148,632
Stock warrants exercised, shares				1,813,200
Balance – March 31, 2022 at Dec. 31, 2021	$ 310		$ 322	$ 23,892		77,238,719	12,146		(53,982,772)	(94,887)				23,197,730
Balance, shares at Dec. 31, 2021	3,100,000		3,220,000	238,923,969
Balance – March 31, 2021 at Mar. 31, 2021	$ 510		$ 323	$ 16,010	$ 16,010	43,757,768	12,146		(37,627,718)					6,159,039
Balance, shares at Mar. 31, 2021	5,100,000		3,230,000	160,100,769	160,100,769
Currency translation adjustments											(65,109)			(65,109)
Net loss									(17,106,497)					(17,106,497)
Common stock issued for deferred financing costs and prepaid interest on debt					$ 2,700	6,477,300			(1,080,000)					5,400,000
Common stock issued for deferred financing costs and prepaid interest on debt, shares					27,000,000
Conversions or retirements of preferred stock	$ (200)		$ (1)		$ 1	200						$ 2,000,000
Conversions or retirements of preferred stock, shares	(2,000,000)		(10,000)		10,000								10,000
Issuance of debt with beneficial conversion feature and in-the-money stock warrant, net of tax						21,330,000								21,330,000
Stock-based compensation expense						3,780,000								3,780,000
Stock warrants exercised					$ 5,181	148,451								153,632
Stock warrants exercised, shares					51,813,200
Common stock issued for cash					$ 5,000	5,245,000			(2,250,000)					3,000,000
Common stock issued for cash, shares					50,000,000
Expiration of common stock puts									177,879					177,879
Balance – March 31, 2022 at Mar. 31, 2022	$ 310		$ 322	$ 28,892	$ 28,892	80,738,719	12,146		(57,886,336)		(65,109)			22,828,944
Balance, shares at Mar. 31, 2022	3,100,000		3,220,000	288,923,969	288,923,969
Refinancing of debt and detachable warrants						1,235,516								1,235,516
Repurchase and retirement of common stock				$ (2,609)		(23,482)		(626,187)						(652,278)
Repurchase and retirement of common stock, shares				(26,091,136)	26,091,136
Currency translation adjustments											(156,850)			(156,850)
Net loss									(30,763,863)					(30,763,863)
Balance – March 31, 2022 at Dec. 31, 2022	$ 310		$ 322	$ 26,283		$ 81,950,753	$ 12,146	$ (626,187)	$ (88,650,199)		$ (221,959)			$ (7,508,531)
Balance, shares at Dec. 31, 2022	3,100,000		3,220,000	262,832,833